Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, subtotal	$ 17,300,249	¥ 117,830,267	¥ 117,850,717
Less: accumulated depreciation	(1,804,168)	(12,288,006)	(10,407,212)
Less: accumulated impairment	(5,086,487)	(34,643,556)	(34,643,556)
Total	10,409,594	70,898,705	72,799,949
Office electronic equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, subtotal	163,779	1,115,476	1,135,926
Office fixtures and furniture [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, subtotal	28,042	190,994	190,994
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, subtotal	176,401	1,201,452	1,201,452
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, subtotal	$ 16,932,027	¥ 115,322,345	¥ 115,322,345